NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
NOTES PAYABLE [Abstract]
Schedule of Notes Payable

2012	$ 292,000
2013	334,780
2014	901,387
Total	1,528,167

Less current maturities	(333,000)

Long term debt	$ 1,195,167